Annual Total Returns Bar Chart (INVESCO TAX-EXEMPT SECURITIES FUND, CLASS A)	12 Months Ended
May 02, 2011
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS A
Annual Total Returns
'01	4.05%
'02	9.03%
'03	5.53%
'04	3.82%
'05	3.46%
'06	5.19%
'07	1.42%
'08	(10.93%)
'09	18.76%
'10	1.72%